DERIVATIVE FINANCIAL INSTRUMENTS - Observable Inputs (Details) - Level 2 - Exchange/prepayment options - Financial liabilities at fair value through profit or loss	Dec. 31, 2023	Dec. 31, 2022
Risk-free rate
Disclosure of detailed information about financial instruments [line items]
Significant observable input	0.0453	0.0446
Implied volatility
Disclosure of detailed information about financial instruments [line items]
Significant observable input	0.2898	0.3653
Dividend yield
Disclosure of detailed information about financial instruments [line items]
Significant observable input	0.0255	0.0301